Premises and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 5 - Premises and Equipment

Premises and equipment at December 31, 2017 and 2016 are summarized as follows:

	2017	2016
	(In Thousands)
Premises	$4,946	$4,355
Furniture and equipment	3,356	3,628

	8,302	7,983
Accumulated depreciation and amortization	(5,238)	(4,808)

	$3,064	$3,175

At December 31, 2017, the Company was obligated under non-cancelable operating leases for existing branches in Penfield, Irondequoit, Webster, and Perinton, New York and for five mortgage origination offices in Watertown, Pittsford, Greece, Lewiston, and Buffalo, New York. Rent expense under leases totaled $448,000 during 2017. Rent expense under the same non-cancelable operating leases, with the exception of the Lewiston mortgage origination office which was opened in November 2017, totaled $429,000 during 2016. Future minimum rental payments under these leases for the next five years and thereafter are as follows (in thousands):

Years ending December 31,
2018	$449
2019	439
2020	390
2021	368
2022	307
Thereafter	1,626
Total	$3,579